Loss before income tax - Summary of Provisions, and Credit Payments, for Sales-Related Deductions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance, beginning of period	$ 1,832	$ 0	$ 0
Gross to net adjustments	17,737	1,929	0
Payments	(5,133)	(97)	0
Balance, end of period	14,436	1,832	0
Government rebates and chargebacks
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance, beginning of period	1,489	0	0
Gross to net adjustments	13,439	1,489	0
Payments	(3,143)	0	0
Balance, end of period	11,785	1,489	0
Discounts and distributor fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance, beginning of period	121	0	0
Gross to net adjustments	1,876	171	0
Payments	(1,323)	(50)	0
Balance, end of period	674	121	0
Other sales-related deductions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance, beginning of period	218	0	0
Gross to net adjustments	2,422	265	0
Payments	(667)	(47)	0
Balance, end of period	1,973	218	0
Co-pay assistance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance, beginning of period	4	0	0
Gross to net adjustments	0	4	0
Payments	0	0	0
Balance, end of period	$ 4	$ 4	$ 0